Derivative instruments (Narrative) (Detail 2) $ in Billions	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure Of Derivative Instruments [Line Items]
Additional contractual obligations related to OTC derivatives required in the event of a one-notch reduction in long-term credit ratings of UBS	$ 0.0
Additional contractual obligations related to OTC derivatives required in the event of a two-notch reduction in long-term credit ratings of UBS	0.3
Additional contractual obligations related to OTC derivatives required in the event of a three-notch reduction in long-term credit ratings of UBS	1.0
UBS AG
Disclosure Of Derivative Instruments [Line Items]
Additional contractual obligations related to OTC derivatives required in the event of a one-notch reduction in long-term credit ratings of UBS	0.0
Additional contractual obligations related to OTC derivatives required in the event of a two-notch reduction in long-term credit ratings of UBS	0.3
Additional contractual obligations related to OTC derivatives required in the event of a three-notch reduction in long-term credit ratings of UBS	$ 1.0